Consolidated Statements of Changes in Equity (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares
Face value of treasury shares	₨ 1		₨ 1	₨ 1
Loans given	₨ 70,712	$ 970	₨ 835
Shareholder [Member]
Loans given	3,364	46
Increase of loan amout due to revision of terms	5,802	79
Decrease of loan amount due to subsequent modification	₨ 3,805	$ 52
Treasury shares [member] | Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of treasury shares | shares	12,193,159		14,378,261	14,998,702
Face value of treasury shares	₨ 1		₨ 1	₨ 1